Segment and corporate information (Tables)	3 Months Ended
Mar. 31, 2023
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2023
Revenue from health care services (1)	3,572,335	—	3,572,335	—	—	3,572,335
Revenue from health care products (1)	42,816	933,753	976,569	—	—	976,569
Revenue from contracts with customers (1)	3,615,151	933,753	4,548,904	—	—	4,548,904
Revenue from insurance contracts (1)	140,396	—	140,396	—	—	140,396
Revenue from lease contracts (1)	—	14,918	14,918	—	—	14,918
Revenue from external customers	3,755,547	948,671	4,704,218	—	—	4,704,218
Inter-segment revenue	—	361,858	361,858	(361,858)	—	—
Revenue	3,755,547	1,310,529	5,066,076	(361,858)	—	4,704,218
Operating income (loss)	284,485	(24,475)	260,010	(9,252)	10,179	260,937
Interest						(82,572)
Income before income taxes						178,365
Depreciation and amortization	(288,229)	(115,035)	(403,264)	9,716	(18,057)	(411,605)
Impairment loss	(1,916)	(24,293)	(26,209)	—	—	(26,209)
Income (loss) from equity method investees	26,101	1,413	27,514	—	—	27,514
Total assets (1)	40,048,443	14,645,444	54,693,887	(27,595,235)	8,401,863	35,500,515
thereof investment in equity method investees (1)	463,839	334,186	798,025	—	—	798,025
Additions of property, plant and equipment, intangible assets and right-of-use assets (1)	188,486	109,289	297,775	—	12,812	310,587
Three months ended March 31, 2022
Revenue from health care services (1)	3,492,515	—	3,492,515	—	—	3,492,515
Revenue from health care products (1)	40,582	871,400	911,982	—	—	911,982
Revenue from contracts with customers (1)	3,533,097	871,400	4,404,497	—	—	4,404,497
Revenue from insurance contracts (1)	114,292	—	114,292	—	—	114,292
Revenue from lease contracts (1)	—	29,580	29,580	—	—	29,580
Revenue from external customers	3,647,389	900,980	4,548,369	—	—	4,548,369
Inter-segment revenue	—	366,289	366,289	(366,289)	—	—
Revenue	3,647,389	1,267,269	4,914,658	(366,289)	—	4,548,369
Operating income (loss)	297,498	69,188	366,686	(8,658)	(10,360)	347,668
Interest						(69,097)
Income before income taxes						278,571
Depreciation and amortization	(293,369)	(110,164)	(403,533)	3,482	(14,115)	(414,166)
Impairment loss	(2,160)	(888)	(3,048)	—	(1,743)	(4,791)
Income (loss) from equity method investees	16,242	(5,755)	10,487	—	—	10,487
Total assets (1)	39,669,440	13,453,326	53,122,766	(27,219,476)	8,820,836	34,724,126
thereof investment in equity method investees (1)	488,905	310,042	798,947	—	—	798,947
Additions of property, plant and equipment, intangible assets and right- of-use assets (1)	188,840	75,984	264,824	—	14,191	279,015

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.